OPERATIONS BY INDUSTRY SEGMENT AND GEOGRAPHIC AREA	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
OPERATIONS BY INDUSTRY SEGMENT AND GEOGRAPHIC AREA
18.	OPERATIONS BY INDUSTRY SEGMENT AND GEOGRAPHIC AREA

We operate in one reportable segment, electrical distribution equipment based on aggregation criteria:
(1)  We manufacture and sell power control and distribution equipment, including cast resin transformers, substation, reactors, and switchgears.  While each type of product has a different function, all are used to control and to distribute electric power. (2) While the manufacturing techniques and equipment may vary among product types, we apply the similar production process, quality, and cost monitoring and control systems throughout our manufacturing facilities. (3) Our customer base is not differentiated by the type of products.   Our customers base comprise of resellers or end users of power control and distribution equipment, including OEMs, utilities, municipal governments, industrial companies, and commercial and residential developers.  Customers often procure one or more types of products we offer depending on their requirements. (4) Presently, we use the same sales team and similar distribution channels for all of our products, because the customer base for our products are the same.

Thus, we report one operating segment based on aggregation criteria. We sell our products in the People’s Republic of China, the United States, and Europe.

Geographic area data

Year ended December 31,
2013	2013	2012	2011
US$	RMB	RMB	RMB
(In thousands)
Revenues from external customers:
United States	17,107	105,938	108,347	125,221
Europe	6,580	40,749	59,910	44,768
PRC	202,040	1,251,174	1,156,695	1,244,300
	225,727	1,397,861	1,324,952	1,414,289

Property, Plant, and Equipment by area:

United States	2,301	14,027	15,092	15,920
PRC	73,300	446,905	244,880	217,857
	75,601	460,932	259,972	233,777
Net Assets
United States	2,046	12,477	43,089	34,529
PRC	212,098	1,293,139	1,169,100	1,105,260
	214,144	1,305,616	1,212,189	1,139,789